Annual Fund Operating Expenses - Class I2 - Transamerica Emerging Markets Debt - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.72%